RESULTS FROM OPERATING ACTIVITIES	12 Months Ended
Jun. 30, 2022
Results from operating activities [abstract]
RESULTS FROM OPERATING ACTIVITIES
5

RESULTS FROM

OPERATING

ACTIVITIES
5.1

COST OF SALES
Amounts in R million Note 2022 2021 2020
Cost of sales (3,741.5) (3,388.2) (2,937.9)
Operating costs (a) (3,506.5) (3,122.5) (2,692.1)
Movement in gold in process and finished inventories - Gold Bullion 30.4 (25.6) 3.1
Depreciation

9 (267.6) (252.5) (270.8)
Change in estimate of environmental rehabilitation 11 2.2 12.4 21.9
(a) The most significant components of operating costs include:
Consumable stores (1,014.9) (880.2) (801.0)
Labour including short term incentives (649.6) (598.4) (573.0)
Electricity (547.3) (488.2) (420.9)
Specialist service providers (610.2) (510.7) (447.5)
Machine hire (139.0) (127.4) (95.2)
Security expenses (133.0) (122.8) (87.8)
Water (54.2) (57.1) (47.0)
RELATED PARTY

TRANSACTIONS
FWGR

entered

into

an

agreement

with

Sibanye-Stillwater

effective

July

31,

2018

for

the

pumping

and

supply

of

water

and
electricity to the FWGR operations for which FWGR is invoiced based on metered usage of water and electricity.

FWGR also entered into a smelting

agreement with Sibanye-Stillwater effective July 31,

2018 to smelt and recover gold

from gold
loaded carbon

produced at

FWGR,

and deliver

the gold

to Rand

Refinery.

As consideration

for this

service, Sibanye-Stillwater
receives a fee based on the smelting costs plus 10
% of the smelting costs.

Rand Refinery,

up to April 10,

2022, performed the final

refinement and marketing of

all gold and silver

produced by the Group.
As consideration for

this service, Rand

Refinery receives a

variable refining fee

plus fixed marketing

and administration fees.

From
April 11, 2022, Rand Refinery only performs the final refinement and administration of the gold bars delivered. As a result of this, the marketing fee was

no longer incurred by

the Group. Rand Refinery

is a related party

to the Group through

Sibanye-Stillwater’s
shareholding in Rand Refinery.

All transactions and

outstanding balances with related

parties are to be

settled in cash within

30 days of

the invoice date. None
of the balances

are secured. No

expense has been

recognised in the

current year as

a credit loss

allowance in respect

of amounts
charged to related parties.
Amounts in R million 2022 2021 2020
Services rendered by related parties and included in operating costs:
Supply of water and electricity
1
79.2 68.1 50.0
Gold smelting and related charges
1
19.1 21.1 19.8
Other charges
1
0.3 0.7 1.6
Charges to Sibanye-Stillwater
2
- - (0.2)
Gold refining and related charges
3
6.9 6.8 4.9
105.5 96.7 76.1
1

Paid to Sibanye-Stillwater by FWGR
2

Miscellaneous charges to Sibanye-Stillwater
3

Paid to Rand Refinery
5

RESULTS FROM

OPERATING

ACTIVITIES
continued
5.2

OTHER INCOME
ACCOUNTING POLICIES
Other income is

recognised where it

is probable that

the economic benefits

associated with a

transaction will flow

to the Group
and it can be reliably measured.
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include
COVID-19 and other insurance payouts, gains on disposal of

property, plant and equipment and gains on financial instruments at fair value through profit or loss.
Amounts in R million 2022 2021 2020
Gain on disposal of property, plant and equipment 6.6 0.1 0.7
Insurance claim (a) 84.7 - -
91.3 0.1 0.7
(a) Insurance claim
During the 2020 financial year, a complex insurance claim process was initiated for business interruption caused by the regulatory lockdowns pursuant to the COVID-19 pandemic. Of the R 84.7

million included in other
income in profit and loss during the year, R 53.0

million was received before
June 30, 2022. R 31.7

million was received subsequent to year end.
84.7 - -
5.3

ADMINISTRATION

EXPENSES AND OTHER COSTS
Amounts in R million Note 2022 2021 2020
Included in administration expenses and other costs are the following:
Share based payment (expenses)/benefit (18.4) 28.3 (224.1)
Cash settled Long-Term

Incentive ("
CLTI ") scheme 19.1 - 44.3 (218.1)
Equity settled Long-Term

Incentive ("
ELTI ") scheme 19.2 (18.4) (16.0) (6.0)
Exploration expenses and transaction costs 1 (15.2) (3.1) (1.4)
Other costs and administration expenses
2
(52.8) (39.7) (28.3)
1 Includes exploration expenses of R8.2 million paid to Sibanye-Stillwater for FY 2022.

2
Other costs and administration expenses are made

of short-term incentives and information technology

costs.